Other current and non-current assets (Tables)	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Summary of Other current assets

	As of
	June 30, 2022	December 31, 2021
	(Euros in thousands)

Prepaid expenses	6,573	3,781
Value added tax receivable	947	915
Grant receivable	830	762
Other assets	2,336	950

Other current assets	10,686	6,408

Summary of Other non-current assets

	As of
	June 30, 2022	December 31, 2021
	(Euros in thousands)

Prepaid expenses	4,678	636

Other non-current assets	4,678	636